Consolidated Income Statements $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares		Jun. 30, 2020 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Profit or loss [abstract]
Net revenues	$ 1,620		$ 848		$ 1,687	$ 8,808	$ 8,665
Gaming tax	(600)		(336)		(625)	(3,421)	(3,430)
Employee benefit expenses	(548)		(554)		(1,050)	(1,292)	(1,238)
Depreciation and amortization	(358)		(338)		(684)	(706)	(655)
Inventories consumed	(17)		(11)		(23)	(97)	(99)
Other expenses, gains and losses	(286)		(218)		(544)	(1,017)	(1,089)
Operating profit/(loss)	(189)		(609)		(1,239)	2,275	2,154
Interest income	1		9		11	38	20
Interest expense, net of amounts capitalized	(189)		(116)		(279)	(280)	(225)
Loss on modification or early retirement of debt					0	0	(81)
Profit/(loss) before income tax	(377)		(716)		(1,507)	2,033	1,868
Income tax benefit/(expense)	(4)		0		(16)	0	7
Profit/(loss) for the year attributable to equity holders of the Company	$ (381)		$ (716)		$ (1,523)	$ 2,033	$ 1,875
Earnings/(loss) per share for profit/(loss) attributable to equity holders of the Company
Basic (in US$ per share) | (per share)	$ (0.0471)	[1]	$ (0.0885)	[1]	$ (0.1882)	$ 0.2514	$ 0.2321
Diluted (in US$ per share) | (per share)	$ (0.0471)	[1]	$ (0.0885)	[1]	$ (0.1882)	$ 0.2513	$ 0.2319

[1]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7634 (six months ended June 30, 2020: US$1.00 to HK$7.7504).